MINERAL PROPERTIES (Tables)	9 Months Ended
Apr. 30, 2016
Mineral Properties Tables
Mining claims
Claim #	# of hectares	Claim Start Date	Claim Expiry Date
4282128	16	February 16, 2016	February 16, 2019
4282129	16	February 16, 2016	February 16, 2019
4282130	6	February 16, 2016	February 16, 2019
4282131	9	February 16, 2016	February 16, 2019
4282132	11	February 16, 2016	February 16, 2019
4282133	13	February 16, 2016	February 16, 2019
4282134	2	February 16, 2016	February 16, 2019
Total	73 hectares (180.4 acres)